SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2017	December 31, 2016
150,000,000 common shares of $0.01 par value each (December 31, 2016: 150,000,000 shares of $0.01 par value each)	1,500	1,500
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2017	December 31, 2016
101,504,575 common shares of $0.01 par value each (December 31, 2016: 101,504,575 shares of $0.01 par value each)	1,015	1,015